Initial Public Offering	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering [Abstract]
Initial Public Offering
Note 3—Initial Public Offering
Public Units
In August 2020, the Company sold 48,300,000 Units, including 6,300,000 over-allotment Units at $10.00 per Unit, generating gross proceeds of $483.0 million, and incurring offering costs of approximately $27.1 million, inclusive of $16.9 million in deferred underwriting commissions. Upon the closing of the Initial Public Offering and the Private Placement Warrants in the Private Placement (including the exercise of the over-allotment option), $483.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in the Trust Account.
Each Unit consists of one of the Company’s shares of Class A common stock, $0.0001 par value, and one-third
of one redeemable warrant (the “Public Warrants” and, collectively with the Private Placement Warrants, the “Warrants”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. The exercise price and number of shares of Class A common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation.

Note 4 — Initial Public Offering
Public Units
In August 2020, the Company sold 48,300,000 Units, including 6,300,000 over-allotment Units at $10.00 per Unit, generating gross proceeds of $483.0 million, and incurring offering costs of approximately $27.1 million, inclusive of $16.9 million in deferred underwriting commissions. Upon the closing of the IPO and the Private Placement Warrants in the Private Placement (including the exercise of the over-allotment option), $483.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the IPO and the Private Placement were placed in the Trust Account.
Each Unit consists of one of the Company’s shares of Class A common stock, $0.0001 par value, and one-third of
one redeemable warrant (the “Public Warrants” and, collectively with the Private Placement Warrants, the “Warrants”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. The exercise price and number of shares of Class A common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation.